ACQUISITION OF SOLAR POWER PLANTS (Tables)	9 Months Ended
Sep. 30, 2017
ACQUISITION OF SOLAR POWER PLANTS [Abstract]
Schedule of allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values
On the acquisition date, the allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values was as follows:

RMB
Total assets acquired	574,202,912
Total liabilities acquired	(502,532,912)
Net assets acquired	71,670,000
Total considerations	71,670,000